Average Annual Total Returns - Bernzott U.S. Small Cap Value Fund	Bernzott U.S. Small Cap Value Fund Shares 1 Year	Bernzott U.S. Small Cap Value Fund Shares 5 Years	Bernzott U.S. Small Cap Value Fund Shares Since Inception	Performance Table Uses Highest Federal Rate	Performance Table Not Relevant to Tax Deferred	Performance Table Heading	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) Inception Date	After Taxes on Distributions Bernzott U.S. Small Cap Value Fund Shares 1 Year	After Taxes on Distributions Bernzott U.S. Small Cap Value Fund Shares 5 Years	After Taxes on Distributions Bernzott U.S. Small Cap Value Fund Shares Since Inception	After Taxes on Distributions and Sales Bernzott U.S. Small Cap Value Fund Shares 1 Year	After Taxes on Distributions and Sales Bernzott U.S. Small Cap Value Fund Shares 5 Years	After Taxes on Distributions and Sales Bernzott U.S. Small Cap Value Fund Shares Since Inception
Total	26.19%	9.74%	12.17%	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.	Average Annual Total Returns for Period Ended December 31, 2019	22.39%	6.99%	10.12%	Sep. 11, 2012	23.78%	7.91%	10.24%	17.11%	7.45%	9.45%